Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Schedule of Long Term Investments	Long term investments as of June 30, 2025 and 2026 consist of the following:
	As of June 30,
	2025	2026
	RMB	RMB

Equity investment (i)	28,254	20,362
Total	28,254	20,362